COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Feb. 06, 2023	Jan. 30, 2023	Sep. 20, 2022	Jul. 19, 2022	Jun. 27, 2022	May 11, 2022	Jun. 30, 2023	Dec. 31, 2022
People's California
Contract damages			$ 5,400,000	$ 23,000,000.00
Mystic Holdings, Inc.
Loss contingency, repurchase of shares (in shares)						8,332,096
Loss contingency, price per share (in dollars per share)						$ 1.00
Fusion LLF, LLC
Contract damages					$ 4,550,000
Magee Litigation
Loss accrual							$ 500,000.00	$ 500,000.00
1149 South LA Street Fashion District
Contract damages		$ 580,000
Greelane Holdings, LLC
Contract damages	$ 400,000